Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 389	¥ 31,937	¥ 28,218	$ 295	¥ 24,263	¥ 23,734	$ 94	¥ 7,674	¥ 4,484